Document and Entity Information	Nov. 30, 2021
Document And Entity Information [Line Items]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001834518
Document Type	8-K
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	NORTHERN STAR INVESTMENT CORP. II
Entity Incorporation State Country Code	DE
Entity File Number	001-39929
Entity Tax Identification Number	85-3909728
Entity Address, Address Line One	The Chrysler Building
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, Address Line Three	11th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10174
City Area Code	(212)
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-fifth of one redeemable warrant
Trading Symbol	NSTB.U
Security Exchange Name	NYSE
Class A Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NSTB
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For Shares Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	NSTB WS
Security Exchange Name	NYSE